Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Summary of transaction involving stock options
The following table summarizes the transactions involving the stock option plans:

		Weighted-	Weighted-
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
(in thousands except exercise price and life)	Options	Price	Life (Years)	Value

Outstanding at December 31, 2010	328	$22.06	3.9	$4,807
Exercised	(121)	21.55
Outstanding at December 31, 2011	207	22.36	3.1	3,222
Exercised	(66)	22.38
Outstanding at December 31, 2012	141	22.35	2.7	1,859
Exercised	(48)	21.00
Outstanding at December 31, 2013	93	$23.04	2.2	$2,374
Exercisable at December 31, 2013	93	$23.04	2.2	$2,374

Summary of information concerning outstanding and exercisable stock options
The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2013:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-22.99	$23.00-26.11	$26.12-30.07
Options outstanding	36	37	20
Weighted-average remaining contractual life, in years	1.6	1.7	3.8
Weighted-average exercise price	$19.62	$23.50	$28.16
Options exercisable	36	37	20
Weighted-average exercise price	$19.62	$23.50	$28.16

Summary of nonvested stock and performance unit activity
The following table summarizes the nonvested stock and performance stock units activity:

		Grant Date
		Weighted-	Aggregate
		Average	Intrinsic
(in thousands except fair value)	Shares	Fair Value	Value
Outstanding at December 31, 2010	363	$29.20	$13,340
Granted	270	35.48
Vested	(175)	34.04
Cancelled	(58)	28.45
Outstanding at December 31, 2011	400	31.42	15,142
Granted	293	36.09
Vested	(314)	33.59
Cancelled	(40)	33.41
Outstanding at December 31, 2012	339	33.22	12,046
Granted	262	46.14
Vested	(94)	40.57
Cancelled	(10)	42.22
Outstanding at December 31, 2013	497	$38.46	$24,095